Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations in condensed consolidated statements of operations

As of December 31, 2012
Carrying Value
Asset-backed securities ("ABS")	$289
Collaterialized debt obligations ("CDOs") [1]	474
Commercial mortgage-backed securities ("CMBS")	949
Corporate	11,651
Foreign govt./govt. agencies	263
Municipal	900
Residential mortgage-backed securities ("RMBS")	707
U.S. Treasuries	116
Total fixed maturities, AFS at fair value (amortized cost of $13,916) [2]	15,349
Equity securities, AFS, at fair value (cost of $35) [3]	37
Fixed maturities, at fair value using the FVO [4]	16
Mortgage loans (net of allowances for loan losses of $1)	1,364
Policy loans, at outstanding balance	582
Total invested assets transferred	$17,348

[1]	The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net realized capital gains (losses).

[2]	Includes $14.7 billion and $670 of securities in level 2 and 3 of the fair value hierarchy, respectively.

[3]	All equity securities transferred are included in level 2 of the fair value hierarchy.

[4]	All FVO securities transferred are included in level 3 of the fair value hierarchy.

	For the years ended December 31,
	2012	2011	2010
Revenues
Fee income and other	$46	$50	$87
Net investment income
Securities available-for-sale and other	10	26	38
Equity securities, trading	201	(14)	238
Total net investment income (loss)	211	12	276
Net realized capital gains (losses)	33	75	(25)
Other revenues	—	48	213
Total revenues	290	185	551
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	2	(2)	7
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	201	(14)	238
Amortization of deffered policy acquitisition costs	—	—	17
Insurance operating costs and other expenses	39	95	290
Goodwill impairment	—	—	153
Total benefits, losses and expenses	242	79	705
Income (loss) before income taxes	48	106	(154)
Income tax expense (benefit)	(15)	49	(49)
Income (loss) from operations of discontinued operations, net of tax	63	57	(105)
Net realized capital gain (loss) on disposal, net of tax	(1)	82	37
Income (loss) from discontinued operations, net of tax	$62	$139	$(68)